SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS	12 Months Ended
Mar. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS
SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS
Share capital
Authorized and issued shares
The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value, issuable in series.

The preferred shares may be issued with rights and conditions to be determined by the Board of Directors, prior to their issue. To date, the Company has not issued any preferred shares.

As at March 31, 2020, the number of common shares issued and fully paid was 265,619,627 (2019 – 265,447,603).

Repurchase and cancellation of common shares
On February 7, 2020, the Company announced the renewal of the normal course issuer bid (NCIB) to purchase up to 5,321,474 of its common shares. The NCIB began on February 25, 2020 and will end on February 24, 2021 or on such earlier date when the Company completes its purchases or elects to terminate the NCIB. These purchases will be made on the open market plus brokerage fees through the facilities of the TSX and/or alternative trading systems at the prevailing market price at the time of the transaction, in accordance with the TSX’s applicable policies. All common shares purchased pursuant to the NCIB will be cancelled.
During the year ended March 31,2020, the Company repurchased and cancelled a total of 1,493,331 common shares under the previous and current NCIB (2019 – 3,671,900), at a weighted average price of $33.22 per common share (2019 – $25.70), for a total consideration of $49.6 million (2019 – $94.4 million). An excess of $45.8 million (2019 – $85.6 million) of the shares’ repurchase value over their carrying amount was charged to retained earnings as share repurchase premiums. Subsequent to year end, the Company has temporary suspended its NCIB (see Note 33).
Earnings per share computation
The denominators for the basic and diluted earnings per share computations are as follows:

	2020	2019
Weighted average number of common shares outstanding	265,951,131	266,580,019
Effect of dilutive stock options	1,644,353	1,394,135
Weighted average number of common shares outstanding for diluted earnings per share calculation	267,595,484	267,974,154

As at March 31, 2020, stock options to acquire 1,293,200 common shares (2019 – 1,722,800) have been excluded from the above calculation since their inclusion would have had an anti-dilutive effect.

Dividends
During the year ended March 31, 2020, the dividends declared were $114.3 million or $0.43 per share (2019 – $103.9 million or $0.39 per share). Subsequent to year end, the Company has temporary suspended its common share dividends (see Note 33).